Supplemental Financial Statements Information	11 Months Ended
Dec. 31, 2021
Rigetti Computing, Inc [Member]
Supplemental Financial Statement information
5.	SUPPLEMENTAL FINANCIAL STATEMENTS INFORMATION
Property and Equipment, Net
Property and equipment as of December 31, 2021 and January 31, 2021 are composed of the following:

	December 31,	January 31,
	2021	2021
Quantum computing fridges	$17,189,904	$14,251,579
Process equipment	16,169,598	12,747,756
Leasehold improvements	4,296,620	4,077,646
IT hardware	2,427,681	1,999,082
Furniture and other assets	1,246,068	1,246,067

Total property and equipment	$41,329,871	$34,322,130
Less: Accumulated depreciation and amortization	(18,832,387)	(14,181,258)

Property and equipment - net	$22,497,484	$20,140,872

As of December 31, 2021, 98% of the total gross property and equipment was located in the United States, and 2% of the total gross property and equipment was located in the United Kingdom. As of January 31, 2021, 100% of the total gross property and equipment was located in the United States. Total depreciation and amortization expense for the 11 months ended December 31, 2021 and year ended January 31, 2021 was $4,651,129 and $4,299,263, respectively.

Accrued Expenses and Other Current Liabilities

	December 31,	January 31,
	2021	2021
Interest - notes payable	$247,500	$—
Other current liability - forward warrant agreement	230,000	—
Payroll and other payroll costs	962,399	739,893
Property and other taxes	570,852	451,545
Subscription Fee	555,832	—
Professional fees and other	820,699	411,861
Deferred offering costs	648,333	—

	$4,035,615	$1,603,299